Mortgage Loans Acquired for Sale at Fair Value - Summary of Distribution of Company's Mortgage Loans Acquired for Sale at Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Mortgage loans acquired for sale at fair value	$ 1,673,112	$ 1,283,795
Mortgage loans pledged to secure: Assets sold under agreements to repurchase	1,653,748	1,268,455
Mortgage loans pledged to secure total	1,653,748	1,268,455
Mortgage Loans Acquired for Sale [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Mortgage loans pledged to secure: Assets sold under agreements to repurchase	1,627,010	1,204,462
Mortgage loans pledged to secure mortgage loan participation and sale agreements	26,738	0
Mortgage loans pledged to secure Federal Home Loan Bank ("FHLB") advances	0	63,993
Agency-Eligible [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Mortgage loans acquired for sale at fair value	847,810	540,947
Jumbo [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Mortgage loans acquired for sale at fair value	6,042	54,613
Held for Sale to PLS - Government-Insured or Guaranteed [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Mortgage loans acquired for sale at fair value	804,616	669,288
Commercial Real Estate [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Mortgage loans acquired for sale at fair value	8,961	14,590
Repurchased Pursuant to Representations and Warranties [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Mortgage loans acquired for sale at fair value	$ 5,683	$ 4,357